LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other provisions

The following table presents GFL’s landfill closure and post-closure obligations for the periods indicated:

	December 31, 2021	December 31, 2020
Balance, beginning of period	$735.6	$236.6
Acquisitions via business combinations	122.3	262.6
Adjustment related to prior year acquisitions	1.6	—
Adjustment for divestitures	(102.9)	—
Provisions	149.4	266.0
Accretion	14.4	6.9
Expenditures	(37.1)	(21.7)
Changes in foreign exchange	(2.7)	(14.8)
Balance, end of period	880.6	735.6
Less: Current portion of landfill closure and post-closure obligations	(39.1)	(55.3)
Non-current portion of landfill closure and post-closure obligations	$841.5	$680.3

Less than 1 year	$39.1
Between 1-2 years	75.2
Between 2-5 years	117.6
Over 5 years	648.7
$880.6